                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 10-D

                              ASSET-BACKED ISSUER
          DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                   THE SECURITIES EXCHANGE ACT OF 1934


                  For the monthly distribution period from
                    November 1, 2007 to November 30, 2007



     Commission File Number of issuing entity:  333-130333-31
                                             -----------------


     CMALT (CITIMORTGAGE ALTERNATIVE LOAN TRUST), SERIES 2007-A8
 ------------------------------------------------------------------------
         (Exact name of issuing entity as specified in its charter)



    Commission File Number of depositor:       333-130333
                                          ----------------------

                    CITICORP MORTGAGE SECURITIES, INC.
------------------------------------------------------------------------
     (Exact name of depositor as specified in its charter)



                               CITIMORTGAGE, INC.
   -------------------------------------------------------------------------
             (Exact name of sponsor as specified in its charter)


                                New York
-----------------------------------------------------------------------------
 (State or other jurisdiction of incorporation or organization of the issuing entity)

                      74-3241134
 ----------------------------------------------------------------------------
                          (I.R.S. Employer Identification No.)



     1000 Technology Drive, O'Fallon, Missouri                     63368-2240
      ----------------------------------------                     ----------
(Address of principal executive offices of the issuing entity)      (Zip Code)


                                 (636) 261-1300
   -------------------------------------------------------------------------
                     (Telephone number, including area code)


   --------------------------------------------------------------------------
             (Former name, former address.  if changed since last report.)



                     Registered/reporting pursuant to (check one)

Title                                                         Name of exchange
of Class    Section 12(b) Section 12(g)  Section 15(d)       (if Section 12(b))

Class A-1           { }            { }            {X}             _____________

Class A-2           { }            { }            {X}             _____________

Class A-IO          { }            { }            {X}             _____________

Class A-PO          { }            { }            {X}             _____________

Class B-1           { }            { }            {X}             _____________

Class B-2           { }            { }            {X}             _____________

Class B-3           { }            { }            {X}             _____________



Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.   Yes{X}  No{ }

Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information

On December 26, 2007 a distribution was made to holders of Citicorp Mortgage Securities, Inc CMALT. REMIC Pass-Through Certificates, Series 2007-A8 issued by Citicorp Mortgage Securities Trust CMALT, Series 2007-A8.

The monthly distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1.


Part II - OTHER INFORMATION

Item 7.  Significant Enhancement Provider Information

         Not Applicable

Item 9. Exhibits

        (a) The following are documents filed as part of this Form 10-D:

            (99.1) Monthly distribution report for the month of November 2007.

        (b) Exhibits required to be filed by Form 10-D and Item 601 of Regulation S-K:

            (4.1) Pooling and Servicing Agreement, dated as of October 01, 2007, among Citicorp Mortgage Securities, Inc., CitiMortgage, Inc., U.S. Bank National Association, and Citibank, N.A. (incorporated by reference to Exhibit 4.1 to the Current Report on Form 8-K filed by the issuing entity with the Securities and Exchange Commission on November 09, 2007.)

            (10.1) Form of Mortgage Loan Purchase Agreement, dated October 01, 2007, between Citicorp Mortgage Securities, Inc. and CitiMortgage, Inc. (incorporated by reference to Exhibit 10.1 to the Current Report on Form 8-K filed by the issuing entity with the Securities and Exchange Commission on November 09, 2007.)

            (99.1) Monthly distribution report for the month of November 2007.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                    CITICORP MORTGAGE SECURITIES, INC.
                                    Depositor


                                    By:  /s/ Cathy Johnson

                                       -------------------------
                                       Cathy Johnson
                                       Assistant Vice President



Dated: December 24, 2007

Exhibit No.                 Description
-----------                 -------------

(99.1) Monthly distribution report for the month of November 2007.

                                                            EXHIBIT 99.1
                                                            -------------








                                 Citicorp Mortgage Securities, Inc.  CMALT
                            Distribution Date Statement to Certificateholders
                                       Remic Pass-Through Certificate

 Series Name:          CMALT 2007-A8
 Payment Date:         12/26/2007
 Issuer:               Citicorp Mortgage Securities, Inc.  CMALT
 Record Date:          See footnote
 Determination Date:   12/18/2007
 Distribution Date:    26-Dec-07
 Distribution #:       2

 W.A.C.                6.74%
 Trustee               U.S. Bank National Association
                       Maryellen Hunter  (617) 603-6401

 Bond Administrator    CitiMortgage, Inc.
                       Denise Crabtree (636) 261-1364

 Paying Agent:         Citibank N.A.
                       Nancy Forte (212) 816-5685

---------------------------------------------------------------------------------------------------------------------------------
                                                      Next          Accrual         Accrual
                                       Current     Succeeding        Start            End
     Class          Coupon Type        Coupon        Coupon           Date           Date               Original Par     CUSIP #
---------------------------------------------------------------------------------------------------------------------------------
         A-1          Super Snr      6.00000%       6.00000%       11/01/2007      11/30/2007        $459,715,000.00    17313MAA5
         A-2        Spr Snr Spt      6.00000%       6.00000%       11/01/2007      11/30/2007         $24,688,000.00    17313MAB3
**      A-IO             WAC IO      0.53162%       0.52783%       11/01/2007      11/30/2007        $488,639,276.93    17313MAC1
        A-PO     Principal Only      0.00000%       0.00000%       11/01/2007      11/30/2007          $1,177,933.00    17313MAD9
                                                                                                 -------------------
                                                                      Class A-30yr REG/IO Total      $485,580,933.00

         B-1       Subordinated      6.00000%       6.00000%       11/01/2007      11/30/2007         $15,166,000.00    17313MAE7
         B-2       Subordinated      6.00000%       6.00000%       11/01/2007      11/30/2007          $3,599,000.00    17313MAF4
         B-3       Subordinated      6.00000%       6.00000%       11/01/2007      11/30/2007          $1,542,000.00    17313MAG2
         B-4       Subordinated      6.00000%       6.00000%       11/01/2007      11/30/2007          $2,828,000.00    17313MAH0
         B-5       Subordinated      6.00000%       6.00000%       11/01/2007      11/30/2007          $2,571,000.00    17313MAJ6
         B-6       Subordinated      6.00000%       6.00000%       11/01/2007      11/30/2007          $2,827,711.00    17313MAK3
                                                                                                 -------------------
                                                                                Class SUB Total       $28,533,711.00

                                                                                                ===================
                                                                                                     $514,114,644.00
** Denotes Notional Balance

 Record Date: For a distribution day, the close of business on (a) for a LIBOR class, the last day
 (whether or not a business day) of its last LIBOR accrual period preceding the distribution day, and
 (b) for any other class, the last day of the preceding month.

                              Citicorp Mortgage Securities, Inc.  CMALT
                          Distribution Date Statement to Certificate Holders
                                    Remic Pass-Through Certificate

Series Name: CMALT 2007-A8
Payment Date: 12/26/2007

----------------------------------------------------------------------------------------------------------------
                                     Non
                  Interest       Supported *     Interest       Interest       Principal
       CLASS      Accrued         Shortfall      Shortfall     Recoveries      Recoveries       Interest Paid
----------------------------------------------------------------------------------------------------------------
         A-1     $2,277,778.23           $0.00        $0.00            $0.00          $0.00        $2,277,778.23
         A-2       $122,323.15           $0.00        $0.00            $0.00          $0.00          $122,323.15
        A-IO       $214,534.47           $0.00        $0.00            $0.00          $0.00          $214,534.47
        A-PO             $0.00           $0.00        $0.00            $0.00          $0.00                $0.00
            -----------------------------------------------------------------------------------------------------

A-30yr REG/I     $2,614,635.85           $0.00        $0.00            $0.00          $0.00        $2,614,635.85
         RES             $0.00           $0.00        $0.00            $0.00          $0.00                $0.00
            -----------------------------------------------------------------------------------------------------

RES Total                $0.00           $0.00        $0.00            $0.00          $0.00                $0.00
         B-1        $75,788.47           $0.00        $0.00            $0.00          $0.00           $75,788.47
         B-2        $17,985.14           $0.00        $0.00            $0.00          $0.00           $17,985.14
         B-3         $7,705.78           $0.00        $0.00            $0.00          $0.00            $7,705.78
         B-4        $14,132.26           $0.00        $0.00            $0.00          $0.00           $14,132.26
         B-5        $12,847.96           $0.00        $0.00            $0.00          $0.00           $12,847.96
         B-6        $14,130.81           $0.00        $0.00            $0.00          $0.00           $14,130.81
            -----------------------------------------------------------------------------------------------------

SUB Total          $142,590.42           $0.00        $0.00            $0.00          $0.00          $142,590.42
           ======================================================================================================

       Total     $2,757,226.27           $0.00        $0.00            $0.00          $0.00        $2,757,226.27

*  Regular interests are entitled to service fee to reduce non-supported prepayment interest shortfalls before the  IO Class interests

 -----------------------------------------------------------------------------
                     Interest           Cum Unpaid           Relief Act
                     Paid Per            Interest             Interest
      CLASS         Certificate         Shortfalls           Shortfalls
 -----------------------------------------------------------------------------
           A-1         4.95476160               $0.00                  $0.00
           A-2         4.95476142               $0.00                  $0.00
          A-IO         0.43904467               $0.00                  $0.00
          A-PO         0.00000000               $0.00                  $0.00
                                        --------------------------------------
A-30yr REG/IO                                   $0.00                  $0.00

           RES         0.00000000               $0.00                  $0.00
                                        --------------------------------------
RES Total                                       $0.00                  $0.00

           B-1         4.99726164               $0.00                  $0.00
           B-2         4.99726035               $0.00                  $0.00
           B-3         4.99726329               $0.00                  $0.00
           B-4         4.99726308               $0.00                  $0.00
           B-5         4.99726177               $0.00                  $0.00
           B-6         4.99726104               $0.00                  $0.00
                                        --------------------------------------
SUB Total                                       $0.00                  $0.00


                                    ==========================================
       Total                                    $0.00                  $0.00


                                Citicorp Mortgage Securities, Inc.  CMALT
                            Distribution Date Statement to Certificateholders
                                     Remic Pass-Through Certificate

Series Name: CMALT  2007-A8
Payment Date: 12/26/2007

---------------------------------------------------------------------------------------------------------------
                                             Certificate
                                             Reductions
                                             not part of                          Principal
                                            distributions                            Paid          Cumulative
                           Principal          to reduce          Principal           Per           Principal
         CLASS                Due           Stated Amount          Paid           Certificate         Loss
---------------------------------------------------------------------------------------------------------------
                   A-1      $4,373,973.59               $0.00      $4,373,973.59     9.51453311            0.00
                   A-2        $234,894.79               $0.00        $234,894.79     9.51453297            0.00
                  A-IO               $.00               $0.00               $.00     0.00000000            0.00
                  A-PO            $794.86               $0.00            $794.86     0.67479220            0.00
           ----------------------------------------------------------------------------------------------------
 -30yr REG/IO Total         $4,609,663.24               $0.00      $4,609,663.24                           0.00
                   B-1          $8,342.00               $0.00          $8,342.00     0.55004616            0.00
                   B-2          $1,979.62               $0.00          $1,979.62     0.55004724            0.00
                   B-3            $848.17               $0.00            $848.17     0.55004540            0.00
                   B-4          $1,555.53               $0.00          $1,555.53     0.55004597            0.00
                   B-5          $1,414.17               $0.00          $1,414.17     0.55004667            0.00
                   B-6          $1,555.37               $0.00          $1,555.37     0.55004560            0.00
           ----------------------------------------------------------------------------------------------------
            SUB Total          $15,694.86               $0.00         $15,694.86                           0.00
          =====================================================================================================
                Total       $4,625,358.10               $0.00      $4,625,358.10                           0.00




                             Citicorp  Mortgage Securities, Inc.  CMALT
                         Distribution Date Statement to Certificateholders
                                   Remic Pass-Through Certificate

Series Name:    CMALT 2007-A8
Payment Date:   12/26/2007

-----------------------------------------------------------------------------------------------------------------------------------
  CLASS  Previous Period's  Ending Period's Beginning Balance Ending Balance  Ending Balance  Beginning     Ending       Prepayment
               Balance         Balance       Per Certificate  Per Certificate   Pool Factor   Class PCT    Class PCT     Percentage
-----------------------------------------------------------------------------------------------------------------------------------
       A-1 $455,555,646.39$451,181,672.80    990.95232131    981.43778819  0.98143779 89.581373089%  89.535486999%   94.903417196%
       A-2  $24,464,630.91 $24,229,736.12    990.95232137    981.43778840  0.98143779  4.810773933%   4.808309721%    5.096582804%
**    A-IO $484,257,795.18$479,649,672.32    991.03330011    981.60277932  0.98160278  0.000000000%   0.000000000%    0.000000000%
      A-PO   $1,177,150.87  $1,176,356.01    999.33601487    998.66122267  0.99866122  0.000000000%   0.000000000%    0.000000000%
            -----------------------------------------------------------------------------------------------------------------------
A-30yrREG/ $481,197,428.17$476,587,764.93                                             94.392147023%  94.343796720%  100.000000000%
       B-1  $15,157,693.87 $15,149,351.87    999.45231900    998.90227285  0.99890227  2.980639227%   3.006337976%    0.000000000%
       B-2   $3,597,028.89  $3,595,049.27    999.45231731    998.90227008  0.99890227  0.707326952%   0.713425448%    0.000000000%
       B-3   $1,541,155.47  $1,540,307.30    999.45231518    998.90226978  0.99890227  0.303055892%   0.305668808%    0.000000000%
       B-4   $2,826,451.16  $2,824,895.63    999.45231966    998.90227369  0.99890227  0.555799007%   0.560591046%    0.000000000%
       B-5   $2,569,591.91  $2,568,177.74    999.45231816    998.90227149  0.99890227  0.505289690%   0.509646243%    0.000000000%
       B-6   $2,826,162.31  $2,824,606.94    999.45231673    998.90227113  0.99890227  0.555742206%   0.560533756%    0.000000000%
            -----------------------------------------------------------------------------------------------------------------------
SUB Total   $28,518,083.61 $28,502,388.75                                              5.607852976%   5.656203279%    0.000000000%

            ======================================================================================================================
Total        $509,715,511.78  $505,090,153.68                                        100.000000000% 100.000000000%  100.0000000000%

PO Balance     $1,177,150.87    $1,176,356.01

Non PO Bal   $508,538,360.91  $503,913,797.67

                           Citicorp Mortgage Securities, Inc.  CMALT
                       Distribution Date Statement to Certificateholders
                                 Remic Pass-Through Certificate

Series Name: CMALT 2007-A8
Payment Date:  12/26/2007

Delinquency Status - Determined by the MBA Method
   --------------------------------------------------
                       30 - 59 days     Delq 60+ days     Book Value REO
                     -----------------------------------------------------
      Number                     20                 5                  0
      Amount          $9,459,719.44     $1,940,828.91              $0.00

   Stated Collateral Information
   -------------------------------
      Service Fees               Begin Balance    Aggregate Adj Balance
     --------------------------------------------------------------------
         $39,258.68            $509,715,512.72           $505,090,154.62

    Advances
   ------------
      Voluntary Advances                                          $0.00
      Trustee Advances                                            $0.00
      Advance Account Advances                                    $0.00
      Certificate Account Advances                          $978,787.80


    Summary of Disbursements
    -------------------------
                                        Withdrawals
           Remittances        Residual and (Deposits)  P&I Distributed
     -----------------------------------------------------------------
         $7,382,584.37          $0.00        $0.00      $7,382,584.37

                           Citicorp Mortgage Securities, Inc.  CMALT
                        Distribution Date Statement to Certificateholders
                                 Remic Pass-Through Certificate

Series Name: CMALT 2007-A8
Payment Date: 12/26/2007


        Loans repurchased in the current period:


   Loan Number    Scheduled Principal Balance  Pool/Group
  --------------------------------------------------------
      No repurchases for this period

                           Citicorp Mortgage Securities, Inc.  CMALT
                        Distribution Date Statement to Certificateholders
                                 Remic Pass-Through Certificate

Series Name: CMALT 2007-A8
Payment Date: 12/26/2007


        Loans Modified: NO MODIFICATIONS

                                    Citicorp Mortgage Securities, Inc.  CMALT
                        Distribution Date Statement to Certificateholders
                                 Remic Pass-Through Certificate

Series Name: CMALT 2007-A8
Payment Date: 12/26/2007


   COLLATERAL INFORMATION:

            GENERAL INFORMATION:
                         AT ISSUE             BEGINNING          ENDING
       WAC-SCHED BAL              6.75%             6.74%
                 WAM               356               355               354
             AVG LTV                73                73                73
       AVG LOAN SIZE          $523,538          $521,715          $521,249
          # OF LOANS               982               977               969
      ACTUAL BALANCE   $514,114,644.94   $509,363,209.62   $505,296,935.04
   SCHEDULED BALANCE   $514,114,644.94   $509,715,512.72   $505,090,154.62


    TYPE OF DWELLING UNIT:
                                AT ISSUE        CURRENT
             SNGL FAM DET           83%             82%
               2-4 FAMILY            8%              8%
                TOWNHOUSE            1%              3%
              CONDOMINIUM            6%              5%
              COOPERATIVE            2%              2%


      GEOGRAPHIC DISTRIBUTION:        LTV DISTRIBUTION:
                                                             AT ISSUE    CURRENT
       AT ISSUE       CURRENT            65% AND BELOW          22%         22%
       CA     30%      CA   30%              65.01-75%          20%         20%
       NY     13%      NY   13%              75.01-80%          54%         54%
       FL      9%      FL   10%               OVER 80%           4%          4%
       TX      4%      TX    4%
       IL      4%      IL    4%
    OTHER     40%   OTHER   39%


  CREDIT ENHANCEMENT:
                                        AT ISSUE               CURRENT
     SUBORDINATION                5.55%   $28,533,711.00  5.64%  $28,502,388.75

     CUMULATIVE LOSS REDUCTION                                            $0.00






 PREPAYMENT INFORMATION:
           SCHEDULED PRINCIPAL:   $280,516.43
         PRINCIPAL PREPAYMENTS: $4,344,841.67
                                          1 MONTH  3 MONTH 12 MONTH CUMULATIVE
            PRICING SPEED(CPR):0%
       PREPAYMENT HISTORY(PSA):               903%      0%      0%     966%
       PREPAYMENT HISTORY(CPR):              9.77%   0.00%   0.00%    9.49%


 DELINQUENCY  (1)

 ---------------------------------------------------------------------------------------------------------
                                                   Number of    Amount of Scheduled     Amount of Actual
 Pool                               Item             loans              Balance               Balance
                                                    #   PCT        Amount       PCT      Amount      PCT
 ---------------------------------------------------------------------------------------------------------
                                  (2) 30-59 Days   20   2.06%   $9,451,800.46  1.87% $9,459,719.44  1.87%
                                  (2) 60-89 Days    5   0.52%   $1,938,828.45  0.38% $1,940,828.91  0.38%
                                   (2) 90 + Days    0   0.00%           $0.00  0.00%         $0.00  0.00%
                  REAL ESTATE OWNED BY THE TRUST    0   0.00%           $0.00  0.00%         $0.00  0.00%
                         FORECLOSURES IN PROCESS    0   0.00%           $0.00  0.00%         $0.00  0.00%
                         BANKRUPTCIES IN PROCESS    0   0.00%           $0.00  0.00%         $0.00  0.00%
                        PURCHASE AMOUNT ADVANCES                          NA

             (1)  DETERMINED BY THE MBA METHOD.
             (2)  DOES NOT INCLUDE REAL ESTATE OWNED BY THE TRUST.
 -------------------------------------------------------------------------------


   30 yr REG
   COLLATERAL INFORMATION:

            GENERAL INFORMATION:
                         AT ISSUE             BEGINNING          ENDING
       WAC-SCHED BAL              6.77%             6.76%
                 WAM               356               355               354
             AVG LTV                73                73                73
       AVG LOAN SIZE          $492,663          $490,311          $489,290
          # OF LOANS               644               639               632
      ACTUAL BALANCE   $317,274,826.00   $312,956,429.89   $309,438,000.78
   SCHEDULED BALANCE   $317,274,826.00   $313,308,732.99   $309,231,220.36


    TYPE OF DWELLING UNIT:
                                AT ISSUE        CURRENT
             SNGL FAM DET           84%             83%
               2-4 FAMILY            7%              7%
                TOWNHOUSE            1%              3%
              CONDOMINIUM            6%              5%
              COOPERATIVE            2%              2%


      GEOGRAPHIC DISTRIBUTION:        LTV DISTRIBUTION:
                                                             AT ISSUE    CURRENT
       AT ISSUE       CURRENT            65% AND BELOW          23%         23%
       CA     28%      CA   27%              65.01-75%          19%         19%
       NY     14%      NY   14%              75.01-80%          53%         53%
       FL      7%      FL    8%               OVER 80%           5%          5%
       IL      5%      TX    6%
       TX      5%      IL    5%
    OTHER     41%   OTHER   40%






 PREPAYMENT INFORMATION:
           SCHEDULED PRINCIPAL:   $280,516.43
         PRINCIPAL PREPAYMENTS: $3,796,996.20
                                          1 MONTH  3 MONTH 12 MONTH CUMULATIVE
            PRICING SPEED(CPR):0%
       PREPAYMENT HISTORY(PSA):             1,351%      0%      0%   1,470%
       PREPAYMENT HISTORY(CPR):             13.63%   0.00%   0.00%   13.37%


 DELINQUENCY  (1)

 ---------------------------------------------------------------------------------------------------------
                                                   Number of    Amount of Scheduled     Amount of Actual
 Pool                               Item             loans              Balance               Balance
                                                    #   PCT        Amount       PCT      Amount      PCT
 ---------------------------------------------------------------------------------------------------------
                                  (2) 30-59 Days   10   1.58%   $4,507,730.90  1.46% $4,515,649.88  1.46%
  ARM                             (2) 60-89 Days    3   0.47%     $797,078.45  0.26%   $799,078.91  0.26%
                                   (2) 90 + Days    0   0.00%           $0.00  0.00%         $0.00  0.00%
                  REAL ESTATE OWNED BY THE TRUST    0   0.00%           $0.00  0.00%         $0.00  0.00%
                         FORECLOSURES IN PROCESS    0   0.00%           $0.00  0.00%         $0.00  0.00%
                         BANKRUPTCIES IN PROCESS    0   0.00%           $0.00  0.00%         $0.00  0.00%
                        PURCHASE AMOUNT ADVANCES                          NA

             (1)  DETERMINED BY THE MBA METHOD.
             (2)  DOES NOT INCLUDE REAL ESTATE OWNED BY THE TRUST.
 -------------------------------------------------------------------------------


   30 yr IO
   COLLATERAL INFORMATION:

            GENERAL INFORMATION:
                         AT ISSUE             BEGINNING          ENDING
       WAC-SCHED BAL              6.71%             6.71%
                 WAM               356               355               354
             AVG LTV                73                73                73
       AVG LOAN SIZE          $582,366          $581,085          $581,184
          # OF LOANS               338               338               337
      ACTUAL BALANCE   $196,839,818.94   $196,406,779.73   $195,858,934.26
   SCHEDULED BALANCE   $196,839,818.94   $196,406,779.73   $195,858,934.26


    TYPE OF DWELLING UNIT:
                                AT ISSUE        CURRENT
             SNGL FAM DET           84%             84%
               2-4 FAMILY            9%              9%
                TOWNHOUSE            0%              2%
              CONDOMINIUM            6%              4%
              COOPERATIVE            1%              1%


      GEOGRAPHIC DISTRIBUTION:        LTV DISTRIBUTION:
                                                             AT ISSUE    CURRENT
       AT ISSUE       CURRENT            65% AND BELOW          20%         20%
       CA     34%      CA   34%              65.01-75%          21%         21%
       FL     12%      FL   13%              75.01-80%          57%         57%
       NY     12%      NY   12%               OVER 80%           2%          2%
       WA      5%      WA    5%
       AZ      5%      AZ    5%
    OTHER     32%   OTHER   31%






 PREPAYMENT INFORMATION:
           SCHEDULED PRINCIPAL:         $0.00
         PRINCIPAL PREPAYMENTS:   $547,845.47
                                          1 MONTH  3 MONTH 12 MONTH CUMULATIVE
            PRICING SPEED(CPR):0%
       PREPAYMENT HISTORY(PSA):               275%      0%      0%     268%
       PREPAYMENT HISTORY(CPR):              3.30%   0.00%   0.00%    2.95%


 DELINQUENCY  (1)

 ---------------------------------------------------------------------------------------------------------
                                                   Number of    Amount of Scheduled     Amount of Actual
 Pool                               Item             loans              Balance               Balance
                                                    #   PCT        Amount       PCT      Amount      PCT
 ---------------------------------------------------------------------------------------------------------
                                  (2) 30-59 Days   10   2.97%   $4,944,069.56  2.52% $4,944,069.56  2.52%
  FIXED                           (2) 60-89 Days    2   0.59%   $1,141,750.00  0.58% $1,141,750.00  0.58%
                                   (2) 90 + Days    0   0.00%           $0.00  0.00%         $0.00  0.00%
                  REAL ESTATE OWNED BY THE TRUST    0   0.00%           $0.00  0.00%         $0.00  0.00%
                         FORECLOSURES IN PROCESS    0   0.00%           $0.00  0.00%         $0.00  0.00%
                         BANKRUPTCIES IN PROCESS    0   0.00%           $0.00  0.00%         $0.00  0.00%
                        PURCHASE AMOUNT ADVANCES                          NA

             (1)  DETERMINED BY THE MBA METHOD.
             (2)  DOES NOT INCLUDE REAL ESTATE OWNED BY THE TRUST.
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